SHARE-BASED PAYMENT - Summary of warrants and pre-funded warrants activity and related information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Expired		(41,350)	0
Weighted Average Exercise Price
Expired	$ 0	$ 0.4	$ 0
Warrants and Prefunded Warrants
Weighted Average Exercise Price
Outstanding, Beginning Balance	0.17	0.17	0.68
Granted			0.09
Expired	0.32
Exercised	0.06		0.07
Outstanding, Ending Balance	0.08	$ 0.17	$ 0.17	$ 0.68
Vested and expected to vest	0.08
Exercisable	$ 0.08
Weighted average remaining contractual life
Outstanding	1 year 9 months 3 days	2 years 25 days	3 years 25 days	2 years 6 months 10 days
Granted			3 years 3 months 21 days
Exercised	2 months 1 day
Vested and expected to vest	1 year 9 months 3 days
Exercisable	1 year 9 months 3 days
Common Class A | Warrants and Prefunded Warrants
Number of options
Outstanding, Beginning balance	731,333,300	731,333,300	100,000,000
Granted			679,333,300
Expired	(260,000,000)
Exercised	(500,000)		(48,000,000)
Outstanding, Ending balance	470,833,300	731,333,300	731,333,300	100,000,000
Vested and expected to vest	470,833,300
Exercisable	470,833,300